Financial Results - Summary of Effects on Exchange Differences and Application of Indexed Assets and Liabilities (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Financial Results [Line Items]
Results from Indexed			$ (1,032)
Hyperinflation effects during period	$ 270,380		(1,032)
Foreign currency exchange differences	110,635	$ (6,714)	58,934
Current tax assets and liabilities [Member]
Disclosure Of Financial Results [Line Items]
Gains (losses) from indexed assets and liabilities			54
Foreign currency exchange differences	2,473	266	738
Other financial liabilities (financial debt and derivative instruments) [Member]
Disclosure Of Financial Results [Line Items]
Gains (losses) from indexed assets and liabilities			(1,028)
Foreign currency exchange differences	(144,669)	(103,890)	(55,203)
Other provisions [member]
Disclosure Of Financial Results [Line Items]
Gains (losses) from indexed assets and liabilities			(58)
Cash and cash equivalents [Member]
Disclosure Of Financial Results [Line Items]
Foreign currency exchange differences	28,248	7,171	15,143
Other financial assets [Member]
Disclosure Of Financial Results [Line Items]
Foreign currency exchange differences	293,812	117,018	100,338
Other non-financial assets [Member]
Disclosure Of Financial Results [Line Items]
Foreign currency exchange differences	5,356	4,260	(2,090)
Trade and other receivables [Member]
Disclosure Of Financial Results [Line Items]
Foreign currency exchange differences	42,999	10,015	10,806
Trade and other payables [Member]
Disclosure Of Financial Results [Line Items]
Foreign currency exchange differences	(76,575)	(30,326)	1,692
Other non-financial liabilities [Member]
Disclosure Of Financial Results [Line Items]
Foreign currency exchange differences	(41,009)	$ (11,228)	$ (12,490)
IAS 29 [Member]
Disclosure Of Financial Results [Line Items]
Hyperinflation effects during period	$ 270,380